Utility Regulatory Assets and Liabilities and Regulatory Matters (Tables)	12 Months Ended
Sep. 30, 2018
Regulated Operations [Abstract]
Schedule of Regulatory Assets
The following regulatory assets and liabilities associated with UGI Utilities are included in our Consolidated Balance Sheets at September 30:

	2018	2017
Regulatory assets:
Income taxes recoverable	$110.1	$121.4
Underfunded pension and postretirement plans	87.1	141.3
Environmental costs	58.8	61.6
Deferred fuel and power costs	—	7.7
Removal costs, net	32.0	31.0
Other	13.0	5.9
Total regulatory assets	$301.0	$368.9
Regulatory liabilities (a):
Postretirement benefit overcollections	$17.8	$17.5
Deferred fuel and power refunds	36.7	10.6
State income tax benefits — distribution system repairs	22.6	18.4
PAPUC temporary rates order (b)	24.4	—
Excess federal deferred income taxes (c)	285.2	—
Other	3.5	2.7
Total regulatory liabilities	$390.2	$49.2

(a)	Regulatory liabilities are recorded in “Other current liabilities” and “Other noncurrent liabilities” on the Consolidated Balance Sheets.

(b)
Balance at September 30, 2018, comprises tax savings for the period January 1, 2018 to June 30, 2018, plus interest, resulting from the enactment of the TCJA (see “PAPUC Temporary Rates Order” below and Note 6).

(c)	Balance at September 30, 2018, comprises excess federal deferred income taxes resulting from the enactment of the TCJA (see “Excess federal deferred income taxes” below and Note 6).

Schedule of Regulatory Liabilities
The following regulatory assets and liabilities associated with UGI Utilities are included in our Consolidated Balance Sheets at September 30:

	2018	2017
Regulatory assets:
Income taxes recoverable	$110.1	$121.4
Underfunded pension and postretirement plans	87.1	141.3
Environmental costs	58.8	61.6
Deferred fuel and power costs	—	7.7
Removal costs, net	32.0	31.0
Other	13.0	5.9
Total regulatory assets	$301.0	$368.9
Regulatory liabilities (a):
Postretirement benefit overcollections	$17.8	$17.5
Deferred fuel and power refunds	36.7	10.6
State income tax benefits — distribution system repairs	22.6	18.4
PAPUC temporary rates order (b)	24.4	—
Excess federal deferred income taxes (c)	285.2	—
Other	3.5	2.7
Total regulatory liabilities	$390.2	$49.2

(a)	Regulatory liabilities are recorded in “Other current liabilities” and “Other noncurrent liabilities” on the Consolidated Balance Sheets.

(b)
Balance at September 30, 2018, comprises tax savings for the period January 1, 2018 to June 30, 2018, plus interest, resulting from the enactment of the TCJA (see “PAPUC Temporary Rates Order” below and Note 6).

(c)	Balance at September 30, 2018, comprises excess federal deferred income taxes resulting from the enactment of the TCJA (see “Excess federal deferred income taxes” below and Note 6).